DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 1.2%
Beijing Enlight Media Co. Ltd., Class A	4,100	$6,127
China United Network Communications Ltd., Class A	39,300	23,792
Focus Media Information Technology Co. Ltd., Class A	18,623	22,578
G-bits Network Technology Xiamen Co. Ltd., Class A	100	5,543
Giant Network Group Co. Ltd., Class A	2,100	3,178
Kunlun Tech Co. Ltd., Class A	1,600	4,455
Mango Excellent Media Co. Ltd., Class A	2,500	13,522
Perfect World Co. Ltd., Class A	2,500	5,230
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,800	9,243
Zhejiang Century Huatong Group Co. Ltd., Class A*	9,920	10,235

(Cost $96,058)		103,903

Consumer Discretionary - 6.4%
Autel Intelligent Technology Corp. Ltd., Class A	510	4,250
Beijing Roborock Technology Co. Ltd., Class A	86	8,639
BYD Co. Ltd., Class A	2,298	90,900
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	7,335
China Tourism Group Duty Free Corp. Ltd., Class A	2,443	78,401
Chongqing Changan Automobile Co. Ltd., Class A	8,040	16,488
Ecovacs Robotics Co. Ltd., Class A	600	12,881
FAW Jiefang Group Co. Ltd., Class A	3,900	5,742
Fuyao Glass Industry Group Co. Ltd., Class A	2,609	18,193
Great Wall Motor Co. Ltd., Class A	2,800	16,201
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,700	21,561
Haier Smart Home Co. Ltd., Class A	8,100	32,721
Hang Zhou Great Star Industrial Co. Ltd., Class A*	1,600	5,071
Hangzhou Robam Appliances Co. Ltd., Class A	1,300	6,854
Huayu Automotive Systems Co. Ltd., Class A	4,000	16,076
Huizhou Desay Sv Automotive Co. Ltd., Class A	600	12,563
Jason Furniture Hangzhou Co. Ltd., Class A	800	8,925
Mianyang Fulin Precision Co. Ltd., Class A*	1,000	4,214
Ningbo Joyson Electronic Corp., Class A	1,600	4,590
Ningbo Tuopu Group Co. Ltd., Class A	1,400	13,352
Oppein Home Group, Inc., Class A	640	12,842
SAIC Motor Corp. Ltd., Class A	9,727	27,917
Sailun Group Co. Ltd., Class A	4,000	7,651
Shandong Linglong Tyre Co. Ltd., Class A	1,600	7,090
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	9,795
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	4,500	7,467
Shenzhen Kedali Industry Co. Ltd., Class A	300	7,497
Shenzhen MTC Co. Ltd., Class A*(a)	6,100	4,292
Shenzhen Overseas Chinese Town Co. Ltd., Class A	10,000	10,935
Songcheng Performance Development Co. Ltd., Class A	3,443	8,457
Suning.com Co. Ltd., Class A*	11,064	6,295
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	700	9,962
TCL Technology Group Corp., Class A	18,300	16,125
Wuchan Zhongda Group Co. Ltd., Class A	6,600	5,931
Xiamen Intretech, Inc., Class A	900	4,222
Zhejiang Semir Garment Co. Ltd., Class A	3,400	3,809
Zhejiang Supor Co. Ltd., Class A	600	4,809

(Cost $342,983)		540,053

Consumer Staples - 15.4%
Angel Yeast Co. Ltd., Class A	1,000	7,908
Anhui Gujing Distillery Co. Ltd., Class A	500	17,512
Anhui Kouzi Distillery Co. Ltd., Class A	800	9,578
Anhui Yingjia Distillery Co. Ltd., Class A	900	10,553
Anjoy Foods Group Co. Ltd., Class A	300	5,870
Beijing Dabeinong Technology Group Co. Ltd., Class A	5,100	6,692
Beijing Shunxin Agriculture Co. Ltd., Class A	1,000	4,311
By-health Co. Ltd., Class A	2,200	8,636
C&S Paper Co. Ltd., Class A	1,600	3,717
Chacha Food Co. Ltd., Class A	700	6,612
Chongqing Brewery Co. Ltd., Class A*	600	12,723
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,100	6,122
DaShenLin Pharmaceutical Group Co. Ltd., Class A	880	4,963
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,430	69,504
Fujian Sunner Development Co. Ltd., Class A*	1,700	5,310
Guangdong Haid Group Co. Ltd., Class A	2,100	21,925
Heilongjiang Agriculture Co. Ltd., Class A	2,300	5,358
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,600	16,431
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,213	51,439
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,600	13,223

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,924	50,219
Jiangxi Zhengbang Technology Co. Ltd., Class A	3,800	4,149
JiuGui Liquor Co. Ltd., Class A	400	10,833
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,000	5,453
Juewei Food Co. Ltd., Class A	700	5,860
Kweichow Moutai Co. Ltd., Class A	1,550	439,797
Laobaixing Pharmacy Chain JSC, Class A	640	4,311
Luzhou Laojiao Co. Ltd., Class A	1,806	61,994
Muyuan Foods Co. Ltd., Class A	6,585	59,568
New Hope Liuhe Co. Ltd., Class A*	5,972	14,547
Proya Cosmetics Co. Ltd., Class A	100	2,947
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	880	6,293
Shanghai Jahwa United Co. Ltd., Class A	1,000	6,146
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,574	72,895
Sichuan Swellfun Co. Ltd., Class A	600	9,471
Toly Bread Co. Ltd., Class A	1,340	5,281
Tongwei Co. Ltd., Class A	5,700	38,753
Tsingtao Brewery Co. Ltd., Class A	900	13,377
Wens Foodstuffs Group Co. Ltd., Class A	8,144	25,155
Wuliangye Yibin Co. Ltd., Class A	4,854	146,159
Yifeng Pharmacy Chain Co. Ltd., Class A	986	7,721
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,800	15,244
Yonghui Superstores Co. Ltd., Class A	10,366	5,996
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,500	4,533

(Cost $609,686)		1,305,089

Energy - 2.1%
China Petroleum & Chemical Corp., Class A	39,750	27,277
China Shenhua Energy Co. Ltd., Class A	8,200	32,800
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	5,100	5,156
Guanghui Energy Co. Ltd., Class A*	8,600	9,690
Offshore Oil Engineering Co. Ltd., Class A	6,400	4,980
PetroChina Co. Ltd., Class A	27,335	24,996
Shaanxi Coal Industry Co. Ltd., Class A	12,199	27,511
Shanxi Coking Coal Energy Group Co. Ltd., Class A	5,500	9,222
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,800	8,383
Yankuang Energy Group Co. Ltd., Class A	3,200	16,076
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,300	9,199

(Cost $112,412)		175,290

Financials - 18.4%
Agricultural Bank of China Ltd., Class A	93,317	44,071
AVIC Industry-Finance Holdings Co. Ltd., Class A	11,610	7,157
Bank of Beijing Co. Ltd., Class A	27,914	19,951
Bank of Changsha Co. Ltd., Class A	4,600	5,788
Bank of Chengdu Co. Ltd., Class A	4,550	10,405
Bank of China Ltd., Class A	43,412	21,328
Bank of Communications Co. Ltd., Class A	50,538	38,284
Bank of Hangzhou Co. Ltd., Class A	7,440	16,884
Bank of Jiangsu Co. Ltd., Class A	18,399	19,390
Bank of Nanjing Co. Ltd., Class A	12,700	19,644
Bank of Ningbo Co. Ltd., Class A	8,255	49,844
Bank of Shanghai Co. Ltd., Class A	18,335	20,311
BOC International China Co. Ltd., Class A	2,500	4,643
Caitong Securities Co. Ltd., Class A	4,500	6,689
Changjiang Securities Co. Ltd., Class A	6,700	7,327
China Construction Bank Corp., Class A	11,600	11,085
China Everbright Bank Co. Ltd., Class A	52,431	27,753
China Galaxy Securities Co. Ltd., Class A	5,600	8,972
China Great Wall Securities Co. Ltd., Class A	3,300	5,601
China International Capital Corp. Ltd., Class A	1,500	10,065
China Life Insurance Co. Ltd., Class A	3,614	16,484
China Merchants Bank Co. Ltd., Class A	25,943	204,748
China Merchants Securities Co. Ltd., Class A	9,231	23,173
China Minsheng Banking Corp. Ltd., Class A	45,171	27,990
China Pacific Insurance Group Co. Ltd., Class A	8,577	35,939
China Zheshang Bank Co. Ltd., Class A	19,600	10,654
Chongqing Rural Commercial Bank Co. Ltd., Class A	11,200	6,940
CITIC Securities Co. Ltd., Class A	15,193	56,173
CSC Financial Co. Ltd., Class A	5,600	22,808
Dongxing Securities Co. Ltd., Class A	3,700	6,034
East Money Information Co. Ltd., Class A	13,040	55,260
Everbright Securities Co. Ltd., Class A	5,037	10,633
First Capital Securities Co. Ltd., Class A	4,800	4,838
Founder Securities Co. Ltd., Class A	10,400	11,834
GF Securities Co. Ltd., Class A	7,700	22,710
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	3,465	4,893
Guolian Securities Co. Ltd., Class A	2,500	5,836
Guosen Securities Co. Ltd., Class A	8,000	13,122
Guotai Junan Securities Co. Ltd., Class A	9,451	24,998
Guoyuan Securities Co. Ltd., Class A	5,590	6,272
Haitong Securities Co. Ltd., Class A	12,214	21,757
Hithink RoyalFlush Information Network Co. Ltd., Class A	700	11,976
Huatai Securities Co. Ltd., Class A	9,380	23,547
Huaxi Securities Co. Ltd., Class A	3,400	4,790
Huaxia Bank Co. Ltd., Class A	16,998	15,166
Industrial & Commercial Bank of China Ltd., Class A	78,733	58,145

Industrial Bank Co. Ltd., Class A	26,085	91,236
Industrial Securities Co. Ltd., Class A	8,900	11,538
Nanjing Securities Co. Ltd., Class A	5,100	7,153
New China Life Insurance Co. Ltd., Class A	2,664	16,085
Northeast Securities Co. Ltd., Class A	3,200	4,184
Orient Securities Co. Ltd., Class A	7,851	15,254
People’s Insurance Co. Group of China Ltd., Class A	8,600	6,310
Ping An Bank Co. Ltd., Class A	24,466	61,068
Ping An Insurance Group Co. of China Ltd., Class A	13,609	109,476
Postal Savings Bank of China Co. Ltd., Class A	33,900	29,978
Qingdao Rural Commercial Bank Corp., Class A	6,000	3,480
SDIC Capital Co. Ltd., Class A	8,180	9,593
Sealand Securities Co. Ltd., Class A	6,260	3,879
Shanghai Pudong Development Bank Co. Ltd., Class A	36,427	48,435
Shanxi Securities Co. Ltd., Class A	4,480	4,189
Shenwan Hongyuan Group Co. Ltd., Class A	28,495	20,683
Sinolink Securities Co. Ltd., Class A	3,900	6,267
SooChow Securities Co. Ltd., Class A	6,473	8,032
Southwest Securities Co. Ltd., Class A	8,700	6,480
Tianfeng Securities Co. Ltd., Class A	11,500	6,415
Western Securities Co. Ltd., Class A	5,500	6,624
Zheshang Securities Co. Ltd., Class A	4,900	8,969
Zhongtai Securities Co. Ltd., Class A	7,500	10,174

(Cost $1,260,611)		1,557,414

Health Care - 9.0%
Aier Eye Hospital Group Co. Ltd., Class A	6,818	39,179
Apeloa Pharmaceutical Co. Ltd., Class A	1,600	7,191
Asymchem Laboratories Tianjin Co. Ltd., Class A	300	16,184
Autobio Diagnostics Co. Ltd., Class A	840	6,881
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,640	7,103
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	500	19,952
Betta Pharmaceuticals Co. Ltd., Class A	500	4,774
BGI Genomics Co. Ltd., Class A	500	6,771
CanSino Biologics, Inc., Class A*	128	5,124
Changchun High & New Technology Industry Group, Inc., Class A	500	14,426
China National Medicines Corp. Ltd., Class A	900	3,971
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,075	6,101
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,000	40,976
Daan Gene Co. Ltd., Class A	1,796	5,286
Dong-E-E-Jiao Co. Ltd., Class A	900	5,411
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,800	8,498
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	600	8,006
Hangzhou Tigermed Consulting Co. Ltd., Class A	450	7,258
Huadong Medicine Co. Ltd., Class A	2,260	13,571
Hualan Biological Engineering, Inc., Class A	2,240	9,123
Humanwell Healthcare Group Co. Ltd., Class A	2,100	6,210
Imeik Technology Development Co. Ltd., Class A	300	23,058
Intco Medical Technology Co. Ltd., Class A	800	6,495
Jafron Biomedical Co. Ltd., Class A	950	6,888
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,176	51,933
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	6,510
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,700	5,250
Joinn Laboratories China Co. Ltd., Class A	400	7,286
Jointown Pharmaceutical Group Co. Ltd., Class A	2,600	5,488
Lepu Medical Technology Beijing Co. Ltd., Class A	2,400	8,166
Livzon Pharmaceutical Group, Inc., Class A	900	5,463
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,932	5,612
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,449	8,001
Ovctek China, Inc., Class A	1,060	6,886
PharmaBlock Sciences Nanjing, Inc., Class A	300	4,398
Pharmaron Beijing Co. Ltd., Class A	800	15,370
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,438	4,740
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,600	17,471
Shanghai Junshi Biosciences Co. Ltd., Class A*	894	10,201
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,700	7,993
Shanghai RAAS Blood Products Co. Ltd., Class A	8,900	9,422
Shenzhen Kangtai Biological Products Co. Ltd., Class A	900	12,044
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	77,760
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	900	5,802
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	1,500	5,948
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,180	8,326

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,900	5,230
Topchoice Medical Corp., Class A*	400	10,224
Walvax Biotechnology Co. Ltd., Class A	2,000	14,818
Winning Health Technology Group Co. Ltd., Class A	2,710	4,905
WuXi AppTec Co. Ltd., Class A	3,236	53,299
Yunnan Baiyao Group Co. Ltd., Class A	1,570	22,455
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	796	45,579
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,720	6,313
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,100	8,343
Zhejiang NHU Co. Ltd., Class A	3,320	17,863
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	600	4,325

(Cost $537,171)		761,861

Industrials - 15.7%
AECC Aero-Engine Control Co. Ltd., Class A	1,800	7,228
AECC Aviation Power Co. Ltd., Class A	3,300	26,421
Air China Ltd., Class A*	8,800	13,779
AVIC Electromechanical Systems Co. Ltd., Class A	5,000	9,865
AVICOPTER PLC, Class A	800	7,416
Beijing New Building Materials PLC, Class A	2,100	9,938
Beijing Originwater Technology Co. Ltd., Class A	4,400	4,658
Beijing United Information Technology Co. Ltd., Class A	400	7,480
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	51,400	42,032
China Baoan Group Co. Ltd., Class A	3,200	6,978
China CSSC Holdings Ltd., Class A	5,900	20,486
China Eastern Airlines Corp. Ltd., Class A*	10,900	9,328
China Energy Engineering Corp. Ltd.*	40,400	17,287
China National Chemical Engineering Co. Ltd., Class A	8,000	13,198
China Railway Group Ltd., Class A	26,600	26,178
China Southern Airlines Co. Ltd., Class A*	13,000	14,277
China State Construction Engineering Corp. Ltd., Class A	52,600	42,430
Contemporary Amperex Technology Co. Ltd., Class A	2,900	245,126
COSCO SHIPPING Development Co. Ltd., Class A	9,800	5,172
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,250	45,119
CRRC Corp. Ltd., Class A	30,400	27,895
Daqin Railway Co. Ltd., Class A	17,700	19,103
Dongfang Electric Corp. Ltd., Class A	3,600	9,277
Eve Energy Co. Ltd., Class A	2,462	34,921
Fangda Carbon New Material Co. Ltd., Class A	5,173	8,436
Ginlong Technologies Co. Ltd., Class A	300	12,029
Gotion High-tech Co. Ltd., Class A*	2,200	15,020
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	6,719
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,000	5,716
Hongfa Technology Co. Ltd., Class A	1,000	9,952
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,608	17,069
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,800	11,267
Kuang-Chi Technologies Co. Ltd., Class A*	2,600	8,360
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	200	4,796
Metallurgical Corp. of China Ltd., Class A	23,014	14,844
Ming Yang Smart Energy Group Ltd., Class A	2,600	10,590
NARI Technology Co. Ltd., Class A	6,900	38,655
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	563	13,160
North Industries Group Red Arrow Co. Ltd., Class A*	1,700	6,086
Power Construction Corp. of China Ltd., Class A	19,400	23,520
Riyue Heavy Industry Co. Ltd., Class A	1,400	6,079
Sany Heavy Industry Co. Ltd., Class A	10,850	33,719
SF Holding Co. Ltd., Class A	6,200	59,347
Shanghai Construction Group Co. Ltd., Class A	10,400	5,373
Shanghai Electric Group Co. Ltd., Class A	16,400	11,462
Shanghai International Airport Co. Ltd., Class A*	1,295	10,744
Shanghai International Port Group Co. Ltd., Class A	12,000	10,821
Shanghai M&G Stationery, Inc., Class A	1,100	9,464
Shenzhen Inovance Technology Co. Ltd., Class A	3,300	33,293
Sichuan Road & Bridge Co. Ltd., Class A	6,300	12,440
Sieyuan Electric Co. Ltd., Class A	1,000	7,455
Sinotrans Ltd., Class A	6,300	4,283
Sungrow Power Supply Co. Ltd., Class A	1,800	34,545
Sunwoda Electronic Co. Ltd., Class A	2,200	12,803
Suzhou Maxwell Technologies Co. Ltd., Class A	100	8,670
TBEA Co. Ltd., Class A	4,881	15,610
Titan Wind Energy Suzhou Co. Ltd., Class A	2,200	7,210
Weichai Power Co. Ltd., Class A	8,300	19,941
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	10,654
Wuxi Shangji Automation Co. Ltd., Class A	300	7,517

XCMG Construction Machinery Co. Ltd., Class A	9,549	8,369
Xiamen C & D, Inc., Class A	3,800	6,010
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	4,543	10,763
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,160	5,688
YTO Express Group Co. Ltd., Class A	4,400	12,126
Yunda Holding Co. Ltd., Class A	3,910	12,015
Zhefu Holding Group Co. Ltd., Class A	7,200	7,052
Zhejiang Chint Electrics Co. Ltd., Class A	2,617	20,704
Zhejiang Dingli Machinery Co. Ltd., Class A	680	6,199
Zhejiang HangKe Technology, Inc. Co., Class A	530	6,470
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,330	7,422
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,600	8,672
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,100	7,704
Zhuzhou Kibing Group Co. Ltd., Class A	3,600	8,963
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	9,350	10,432

(Cost $756,745)		1,331,830

Information Technology - 14.0%
360 Security Technology, Inc., Class A*	9,200	15,251
Addsino Co. Ltd., Class A	2,200	5,226
Advanced Micro-Fabrication Equipment Inc China, Class A*	779	15,812
Avary Holding Shenzhen Co. Ltd., Class A	2,000	10,970
Beijing BDStar Navigation Co. Ltd., Class A*	700	4,133
Beijing E-Hualu Information Technology Co. Ltd., Class A	840	3,749
Beijing Kingsoft Office Software, Inc., Class A	506	17,098
Beijing Shiji Information Technology Co. Ltd., Class A	1,440	5,463
Beijing Sinnet Technology Co. Ltd., Class A	2,000	4,742
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	300	7,630
BOE Technology Group Co. Ltd., Class A	47,802	35,605
Chaozhou Three-Circle Group Co. Ltd., Class A	2,258	12,471
China Greatwall Technology Group Co. Ltd., Class A	4,100	8,629
China Railway Signal & Communication Corp. Ltd., Class A	9,268	7,124
China Resources Microelectronics Ltd., Class A	1,382	12,850
China TransInfo Technology Co. Ltd., Class A	2,000	4,403
China Zhenhua Group Science & Technology Co. Ltd., Class A	700	12,998
DHC Software Co. Ltd., Class A	4,400	5,739
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,500	4,089
Flat Glass Group Co. Ltd., Class A	1,700	13,201
Foxconn Industrial Internet Co. Ltd., Class A	9,300	16,463
GCL System Integration Technology Co. Ltd., Class A*	7,300	4,246
Gigadevice Semiconductor Beijing, Inc., Class A	812	19,729
GoerTek, Inc., Class A	4,277	29,675
GRG Banking Equipment Co. Ltd., Class A	3,100	5,817
Guangzhou Haige Communications Group, Inc. Co., Class A	3,200	5,051
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	10,907
Hangzhou First Applied Material Co. Ltd., Class A	1,160	21,810
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,700	15,354
Hengtong Optic-electric Co. Ltd., Class A	2,800	6,558
Huagong Tech Co. Ltd., Class A	1,400	5,447
Hundsun Technologies, Inc., Class A	1,797	14,877
Iflytek Co. Ltd., Class A	2,934	22,779
Ingenic Semiconductor Co. Ltd., Class A	600	10,583
Inspur Electronic Information Industry Co. Ltd., Class A	1,688	8,809
JA Solar Technology Co. Ltd., Class A	2,000	30,098
JCET Group Co. Ltd., Class A	2,200	9,759
Lakala Payment Co. Ltd., Class A	1,000	4,250
Lens Technology Co. Ltd., Class A	6,500	14,978
Leyard Optoelectronic Co. Ltd., Class A	3,200	4,270
Lingyi iTech Guangdong Co., Class A*	9,300	8,828
LONGi Green Energy Technology Co. Ltd., Class A	6,774	83,381
Luxshare Precision Industry Co. Ltd., Class A	8,933	61,483
Maxscend Microelectronics Co. Ltd., Class A	420	17,948
Montage Technology Co. Ltd., Class A	1,422	17,420
National Silicon Industry Group Co. Ltd., Class A*	2,695	10,374
NAURA Technology Group Co. Ltd., Class A	700	33,630
NavInfo Co. Ltd., Class A*	2,600	7,050
Ninestar Corp., Class A	1,800	14,235
OFILM Group Co. Ltd., Class A*	4,200	5,318
Raytron Technology Co. Ltd., Class A	594	5,973
Sangfor Technologies, Inc., Class A	500	11,529
SG Micro Corp., Class A	250	13,788
Shanghai Baosight Software Co. Ltd., Class A	1,470	12,515
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	108	5,494
Shengyi Technology Co. Ltd., Class A	3,100	9,546

Shennan Circuits Co. Ltd., Class A	580	10,759
Shenzhen Goodix Technology Co. Ltd., Class A	600	8,645
Shenzhen Kaifa Technology Co. Ltd., Class A	2,100	4,533
Shenzhen SC New Energy Technology Corp., Class A	400	5,571
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,000	5,076
Shenzhen Sunway Communication Co. Ltd., Class A	1,200	4,034
Shenzhen Transsion Holdings Co. Ltd., Class A	835	17,920
StarPower Semiconductor Ltd., Class A	200	11,455
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,200	7,730
Thunder Software Technology Co. Ltd., Class A	500	11,049
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,000	5,460
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,100	31,176
Tianma Microelectronics Co. Ltd., Class A	3,000	5,558
Tianshui Huatian Technology Co. Ltd., Class A	3,800	7,203
TongFu Microelectronics Co. Ltd., Class A	1,500	4,303
Topsec Technologies Group, Inc., Class A	1,600	3,727
Unigroup Guoxin Microelectronics Co. Ltd., Class A	800	28,058
Unisplendour Corp. Ltd., Class A	3,608	12,574
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,900	4,213
Westone Information Industry, Inc., Class A	1,000	7,235
Will Semiconductor Co. Ltd., Class A	1,100	42,851
Wingtech Technology Co. Ltd., Class A	1,564	28,925
Wuhan Guide Infrared Co. Ltd., Class A	2,874	10,193
Wuhu Token Science Co. Ltd., Class A	2,900	4,426
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,610	6,953
Xiamen Faratronic Co. Ltd., Class A	300	10,121
Yealink Network Technology Corp. Ltd., Class A	1,200	14,533
Yonyou Network Technology Co. Ltd., Class A	4,326	21,493
Zhejiang Dahua Technology Co. Ltd., Class A	3,800	11,261
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,600	16,482
Zhongji Innolight Co. Ltd., Class A	900	5,484
Zhuzhou Hongda Electronics Corp. Ltd., Class A	500	6,616
ZTE Corp., Class A	5,000	23,027

(Cost $766,734)		1,185,799

Materials - 12.4%
Aluminum Corp. of China Ltd., Class A*	16,108	16,542
Anhui Conch Cement Co. Ltd., Class A	5,064	32,342
Anhui Honglu Steel Construction Group Co. Ltd., Class A	700	5,436
Baoshan Iron & Steel Co. Ltd., Class A	28,157	32,218
BBMG Corp., Class A	11,400	5,203
Beijing Easpring Material Technology Co. Ltd., Class A	600	8,121
Chengtun Mining Group Co. Ltd., Class A	3,300	5,700
Chengxin Lithium Group Co. Ltd., Class A*	1,000	9,298
Chifeng Jilong Gold Mining Co. Ltd., Class A*	2,100	5,262
China Jushi Co. Ltd., Class A	5,072	13,705
China Minmetals Rare Earth Co. Ltd., Class A	1,300	7,759
China Molybdenum Co. Ltd., Class A	22,300	21,240
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,593	35,820
CNGR Advanced Material Co. Ltd., Class A	500	10,745
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	2,600	4,607
Do-Fluoride New Materials Co. Ltd., Class A	1,000	7,124
Ganfeng Lithium Co. Ltd., Class A	1,400	33,593
GEM Co. Ltd., Class A	6,200	9,393
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,240	20,868
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	4,855
Hengli Petrochemical Co. Ltd., Class A	7,520	29,663
Hengyi Petrochemical Co. Ltd., Class A	4,760	7,566
Hesteel Co. Ltd., Class A	13,400	5,458
Hoshine Silicon Industry Co. Ltd., Class A	500	11,846
Huafon Chemical Co. Ltd., Class A	6,300	9,595
Huaxin Cement Co. Ltd., Class A	1,900	6,185
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,500	9,746
Hunan Valin Steel Co. Ltd., Class A	8,700	8,038
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	58,300	24,761
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	10,995	8,625
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A*	4,400	6,269
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,400	13,277
Jiangsu Yangnong Chemical Co. Ltd., Class A	400	7,884
Jiangsu Yoke Technology Co. Ltd., Class A	600	5,967
Jiangxi Copper Co. Ltd., Class A	2,644	9,285
Kingfa Sci & Tech Co. Ltd., Class A	3,500	5,957
LB Group Co. Ltd., Class A	3,200	13,414
Luxi Chemical Group Co. Ltd., Class A	2,600	6,889
Ningbo Shanshan Co. Ltd., Class A	2,700	12,798

Ningxia Baofeng Energy Group Co. Ltd., Class A	7,900	21,910
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	11,600	7,721
Rongsheng Petrochemical Co. Ltd., Class A	12,828	38,281
Satellite Chemical Co. Ltd., Class A	2,180	15,574
Shandong Gold Mining Co. Ltd., Class A	4,453	14,650
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,670	14,882
Shandong Nanshan Aluminum Co. Ltd., Class A	16,000	12,323
Shandong Sun Paper Industry JSC Ltd., Class A	3,700	7,183
Shanghai Putailai New Energy Technology Co. Ltd., Class A	840	19,367
Shanxi Meijin Energy Co. Ltd., Class A*	5,400	12,246
Shanxi Taigang Stainless Steel Co. Ltd., Class A	7,600	8,804
Shenghe Resources Holding Co. Ltd., Class A	2,300	7,151
Shenzhen Capchem Technology Co. Ltd., Class A	500	7,607
Shenzhen Senior Technology Material Co. Ltd., Class A	1,000	6,016
Sichuan Hebang Biotechnology Co. Ltd., Class A*	11,000	6,851
Sichuan New Energy Power Co. Ltd.*	1,500	6,040
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,600	9,217
Sinoma Science & Technology Co. Ltd., Class A	2,200	10,383
Sinopec Shanghai Petrochemical Co. Ltd., Class A	7,870	5,064
Skshu Paint Co. Ltd., Class A	440	6,191
Tianshan Aluminum Group Co. Ltd., Class A	5,700	8,573
Tibet Summit Resources Co. Ltd., Class A	1,100	5,920
Tongkun Group Co. Ltd., Class A	3,000	10,403
Tongling Nonferrous Metals Group Co. Ltd., Class A	14,000	8,764
Transfar Zhilian Co. Ltd., Class A	4,090	4,971
Wanhua Chemical Group Co. Ltd., Class A	4,000	60,095
Weihai Guangwei Composites Co. Ltd., Class A	700	8,135
Western Superconducting Technologies Co. Ltd., Class A	524	7,136
Xiamen Tungsten Co. Ltd., Class A	1,700	5,927
Xinjiang Zhongtai Chemical Co. Ltd., Class A	3,200	5,507
Yintai Gold Co. Ltd., Class A	3,480	5,079
YongXing Special Materials Technology Co. Ltd., Class A	500	11,727
Youngy Co. Ltd., Class A*	300	6,323
Yunnan Aluminium Co. Ltd., Class A*	4,200	9,591
Yunnan Energy New Material Co. Ltd., Class A	1,100	45,325
Yunnan Tin Co. Ltd., Class A*	2,000	7,940
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,532	29,895
Zhejiang Juhua Co. Ltd., Class A	3,700	8,573
Zhejiang Longsheng Group Co. Ltd., Class A	4,400	8,577
Zhejiang Yongtai Technology Co. Ltd., Class A*	1,100	6,485
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	3,400	5,173
Zijin Mining Group Co. Ltd., Class A	25,897	46,048

(Cost $649,211)		1,046,682

Real Estate - 1.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,815	21,077
China Vanke Co. Ltd., Class A	12,196	37,110
Gemdale Corp., Class A	5,722	11,526
Greenland Holdings Corp. Ltd., Class A	11,481	7,860
Jinke Properties Group Co. Ltd., Class A	6,800	4,849
Poly Developments and Holdings Group Co. Ltd., Class A	15,173	38,041
RiseSun Real Estate Development Co. Ltd., Class A	5,600	3,488
Seazen Holdings Co. Ltd., Class A	3,013	14,416
Shanghai Lingang Holdings Corp. Ltd., Class A	2,000	4,475
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,000	4,399
Youngor Group Co. Ltd., Class A	6,100	6,545
Zhejiang China Commodities City Group Co. Ltd., Class A	7,400	5,453

(Cost $149,437)		159,239

Utilities - 2.9%
CECEP Solar Energy Co. Ltd., Class A	3,800	6,040
CECEP Wind-Power Corp., Class A	6,200	5,552
China National Nuclear Power Co. Ltd., Class A	18,484	21,677
China Three Gorges Renewables Group Co. Ltd., Class A	35,000	39,548
China Yangtze Power Co. Ltd., Class A	28,700	105,431
ENN Natural Gas Co. Ltd., Class A	3,000	8,491
GD Power Development Co. Ltd., Class A	22,400	10,011
Huadian Power International Corp. Ltd., Class A	9,200	6,269
Huaneng Power International, Inc., Class A	9,800	13,621
SDIC Power Holdings Co. Ltd., Class A	9,695	15,395
Shenzhen Energy Group Co. Ltd., Class A	5,000	5,729
Sichuan Chuantou Energy Co. Ltd., Class A	4,900	9,342

(Cost $182,652)		247,106

TOTAL COMMON STOCKS (Cost $5,463,700)		8,414,266

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $67,530)	67,530	67,530

TOTAL INVESTMENTS - 100.2% (Cost $5,531,230)		$8,481,796
Other assets and liabilities, net - (0.2%)		(20,899)

NET ASSETS - 100.0%		$8,460,897

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (c)
4,212	—	(3,710)	1,510	(2,012)	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)
—	—	—	—	—	0	—	—	—
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
65,391	6,373,128	(6,370,989)	—	—	45	—	67,530	67,530

69,603	6,373,128	(6,374,699)	1,510	(2,012)	45	—	67,530	67,530

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated fund advised by DBX Advisors LLC.

JSC:	Joint Stock Company

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
FTSE China A50 Index Futures	USD	1	$15,011	$14,737	3/30/2022	$(274)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$8,409,974	$—	$4,292	$8,414,266
Short-Term Investments (f)	67,530	—	—	67,530

TOTAL	$8,477,504	$—	$4,292	$8,481,796

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(274)	$—	$—	$(274)

TOTAL	$(274)	$—	$—	$(274)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $8,844. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.